UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ____________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ____________________

_________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002108968

RSE48 Trust 2026-MF

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: N/A

Natalie Grainger, (212) 436-8472

Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE

This amendment amends the Form ABS-15G filed on October 8, 2026 (the “Original Form ABS-15G”) (See Accession Number: 0001539497-26-002664). The sole purpose of this amendment is to update the name of the issuing entity. There is no new report to attach to this amendment, and there is no other change from the Original Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Nomura Commercial Asset Depositor Company LLC
(Depositor)

Date: October 21, 2026

/s/ Natalie Grainger

By: Natalie Grainger, President

(senior officer in charge of securitization of the depositor)